Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund	Janus Henderson Global Select Fund
Janus Henderson Adaptive Global Allocation Fund	Janus Henderson Global Sustainable Equity Fund
Janus Henderson Asia Equity Fund	Janus Henderson Global Technology and Innovation Fund
Janus Henderson Balanced Fund	Janus Henderson Global Value Fund
Janus Henderson Contrarian Fund	Janus Henderson Growth and Income Fund
Janus Henderson Developed World Bond Fund	Janus Henderson High-Yield Fund
Janus Henderson Dividend & Income Builder Fund	Janus Henderson International Managed Volatility Fund
Janus Henderson Emerging Markets Fund	Janus Henderson International Opportunities Fund
Janus Henderson Emerging Markets Managed Volatility Fund	Janus Henderson International Value Fund
Janus Henderson Enterprise Fund	Janus Henderson Large Cap Value Fund
Janus Henderson European Focus Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson Forty Fund	Janus Henderson Overseas Fund
Janus Henderson Global Allocation Fund – Conservative	Janus Henderson Research Fund
Janus Henderson Global Allocation Fund – Growth	Janus Henderson Short-Term Bond Fund
Janus Henderson Global Allocation Fund – Moderate	Janus Henderson Small Cap Value Fund
Janus Henderson Global Bond Fund	Janus Henderson Small-Mid Cap Value Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Triton Fund
Janus Henderson Global Income Managed Volatility Fund	Janus Henderson U.S. Managed Volatility Fund
Janus Henderson Global Life Sciences Fund	Janus Henderson Value Plus Income Fund
Janus Henderson Global Real Estate Fund	Janus Henderson Venture Fund
Janus Henderson Global Research Fund

(collectively, the “Funds”)

Class A Shares and Class C Shares

Supplement dated September 21, 2020

to Currently Effective Prospectuses

At a meeting held on September 17, 2020, the Board of Trustees of the Funds approved a change to the Funds’ automatic conversion feature for Class C Shares to shorten the required holding period from ten to eight years, effective December 31, 2020. Accordingly, the conversion from Class C Shares to Class A Shares will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase.

As a result of these changes, effective December 31, 2020, the prospectuses for the Funds are revised as follows:

1.	In the Shareholder’s Guide section of the Funds’ prospectuses, the following information replaces the sixth paragraph in its entirety:

Class C Shares have implemented an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares. For more information, please refer to “Conversion of Class C Shares to Class A Shares.”

2.

Under “Purchases – Qualifying for a Waiver or Reduction of Class A Shares Sales Charge – Conversion of Class C Shares to Class A Shares” in the Shareholder’s Guide section of the Funds’ prospectuses, the following sentences replace the first two sentences in their entirety:

The Funds have adopted an auto-conversion policy pursuant to which Class C Shares that have been held for eight years will be automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase.

3.	Under “Exchanges” in the Shareholder’s Guide section of the Funds’ prospectuses, the following bullet point replaces the seventh bullet point in its entirety:

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Your Class C Shares that have been held for eight years will automatically convert to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month in which the eighth anniversary of the date of purchase occurs. For more information refer to “Conversion of Class C Shares to Class A Shares.”

4.	Under “Exchanges – Waiver of Sales Charges” in the Shareholder’s Guide section of the Funds’ prospectuses, the following sentence replaces the second sentence in its entirety:

In addition, Class A Shares received through an exchange of Class C Shares due to an intermediary-driven conversion or an automatic conversion after eight years, or a conversion from a fee-based account to a brokerage account, will not be subject to an initial sales charge.

Please retain this Supplement with your records.

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